Condensed financial information of the parent company (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
General and administrative expenses	$ (5,730,147)	$ (2,060,122)	$ (1,449,267)
Net (loss) income	(5,625,740)	2,229,708	1,296,360
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	0	0	(975,000)
Net (loss) income attributable to Shareholders	(5,625,740)	2,229,708	321,360
Net (loss) income	(5,625,740)	2,229,708	1,296,360
Comprehensive (loss) income	(7,864,296)	(4,425,328)	2,385,706
Parent Company [Member]
General and administrative expenses	(3,202,589)	(218,663)	(438,020)
Equity in earnings of subsidiaries	(2,423,151)	2,448,371	1,734,380
Net (loss) income	(5,625,740)	2,229,708	1,296,360
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	0	0	(975,000)
Net (loss) income attributable to Shareholders	(5,625,740)	2,229,708	321,360
Net (loss) income	(5,625,740)	2,229,708	1,296,360
Foreign currency translation (loss) gain	(2,238,556)	(6,655,036)	1,089,346
Comprehensive (loss) income	$ (7,864,296)	$ (4,425,328)	$ 2,385,706